Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Other Disclosures
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2024	2023	2022

Wages and salaries	101	71	55
Share-based compensation expenses	157	100	70
Defined contribution plans	4	3	2

Total	262	174	127

Schedule of Remuneration to the Board of Directors

	Base Board Fee			Committee Fees			Share-Based Compensation Expenses			Total
(DKK million)	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Deirdre P. Connelly	1.2	1.2	1.2	0.5	0.5	0.5	1.6	1.1	0.9	3.3	2.8	2.6
Pernille Erenbjerg	0.9	0.9	0.9	0.4	0.4	0.4	1.3	0.8	0.7	2.6	2.1	2.0
Anders Gersel Pedersen	0.6	0.6	0.6	0.5	0.5	0.4	1.0	0.6	0.5	2.1	1.7	1.5
Paolo Paoletti	0.6	0.6	0.6	0.3	0.3	0.3	1.0	0.6	0.5	1.9	1.5	1.4
Rolf Hoffmann	0.6	0.6	0.6	0.4	0.3	0.3	1.0	0.6	0.5	2.0	1.5	1.4
Elizabeth O’Farrell[1]	0.6	0.6	0.5	0.4	0.3	0.2	1.6	1.0	0.6	2.6	1.9	1.3
Mijke Zachariasse[2]	0.6	0.6	0.6	-	-	-	1.0	0.5	0.4	1.6	1.1	1.0
Martin Schultz[2]	0.6	0.6	0.5	-	-	-	0.8	0.2	-	1.4	0.8	0.5
Takahiro Hamatani[2]	0.6	0.6	0.5	-	-	-	0.8	0.2	-	1.4	0.8	0.5
Peter Storm Kristensen[3]	-	-	0.1	-	-	-	-	-	0.1	-	-	0.2
Rima Bawarshi Nassar[3]	-	-	0.1	-	-	-	-	-	0.1	-	-	0.2

Total	6.3	6.3	6.2	2.5	2.3	2.1	10.1	5.6	4.3	18.9	14.2	12.6

1 – Elizabeth O’Farrell was newly elected to the Board at the Annual General Meeting in March 2022.

2 – Employee elected board members were elected at the Annual General Meeting in March 2022.

3 – Peter Storm Kristensen and Rima Bawarshi Nassar stepped down from the Board as employee elected board members at the Annual General Meeting in March 2022.

Schedule of executive compensation

	Base Salary			Defined Contribution Plans			Other Benefits			Annual Cash Bonus			Share-Based Compensation Expenses			Total
(DKK million)	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Jan van de Winkel	9.7	9.2	8.6	1.7	1.3	1.3	0.2	0.3	0.3	8.8	9.2	8.6	34.4	24.3	22.9	54.8	44.3	41.7
Anthony Pagano	4.7	4.4	4.3	0.1	0.1	0.1	-	-	-	2.7	2.6	2.6	16.5	12.5	9.5	24.0	19.6	16.5
Anthony Mancini[3]	3.0	4.9	4.7	0.1	0.1	0.1	16.5	-	-	3.0	2.9	2.8	28.9	13.9	11.4	51.5	21.8	19.0
Judith Klimovsky	5.3	5.0	4.9	0.1	0.1	0.1	0.1	-	-	3.0	3.0	2.9	19.4	13.6	14.1	27.9	21.7	22.0
Tahamtan Ahmadi	5.0	4.7	4.6	0.1	0.1	0.1	-	-	-	2.8	2.9	2.8	17.9	12.1	7.7	25.8	19.8	15.2
Birgitte Stephensen[1]	2.9	2.6	-	0.3	0.3	-	-	-	-	1.7	1.5	-	8.3	5.7	-	13.2	10.1	-
Christopher Cozic[1]	3.4	3.3	-	0.1	0.1	-	-	-	-	2.0	2.0	-	11.1	7.8	-	16.6	13.2	-
Martine van Vugt[2]	2.9	2.5	-	0.7	0.6	-	0.1	0.1	-	1.6	1.6	-	5.7	4.1	-	11.0	8.9	-
Brad Bailey[4]	3.9	-	-	0.1	-	-	0.6	-	-	2.4	-	-	4.1	-	-	11.1	-	-
Rayne Waller[4]	1.7	-	-	0.1	-	-	3.8	-	-	0.9	-	-	0.8	-	-	7.3	-	-

Total	42.5	36.6	27.1	3.4	2.7	1.7	21.3	0.4	0.3	28.9	25.7	19.7	147.1	94.0	65.6	243.2	159.4	114.4

1 – Birgitte Stephensen and Christopher Cozic were appointed Chief Legal Officer and Chief People Officer, respectively, and members of the Executive Management in March 2022.

2 – Martine van Vugt was appointed Chief Strategy Officer and member of the Executive Management in March 2023.

3 – Anthony Mancini stepped down as Executive Vice President and Chief Operating Officer in September 2024.

4 – Brad Bailey and Rayne Waller were appointed Executive Vice President and Chief Commercial Officer, and Executive Vice President and Chief Technical Operations Officer, respectively, and members of the Executive Management in August 2024.

Summary of fees to auditors

(DKK million)	2024	2023	2022

Audit fees	10.6	6.1	5.8
Audit-related fees	2.3	3.4	2.0
All other fees	-	0.1	-

Total	12.9	9.6	7.8

Schedule of details of acquisition

	Total Consideration
	Amounts in USD millions	Amounts in DKK millions
Cash paid for outstanding shares	1,718	11,798
Cash for equity compensation attributable to pre-combination service	187	1,289
Total consideration	1,905	13,087
Cash acquired	(122)	(841)
Cash used for acquisition of business	1,783	12,246

	Amounts Recognized as of the Acquisition Date
	Amounts in USD millions	Amounts in DKK millions
Cash and cash equivalents	122	841
Other current assets*	4	29
Property and equipment	6	41
IPR&D	1,540	10,577
Technology platform intangible asset	181	1,243
Other non-current assets**	3	21
Deferred tax liability	(292)	(2,010)
Other current liabilities***	(13)	(91)
Total identifiable net assets	1,551	10,651
Goodwill	354	2,436
Total consideration	1,905	13,087

*Includes receivables and other investments

**Includes other investments and right-of-use assets

***Includes other payables, contract liabilities, lease and other liabilities

Consolidated Statements of Comprehensive Income (DKK million):	Acquisition Date through December 31, 2024
Research and development expenses	403
Selling, general and administrative expenses	27
Acquisition and integration related charges*	187
Total	617

*Acquisition related charges incurred from the Acquisition Date through December 31, 2024, are comprised of payments to holders of outstanding ProfoundBio equity awards related to post-combination services (DKK 79 million). The remaining expenses are integration related charges incurred from the Acquisition Date through December 31, 2024, which are comprised of professional fees incurred to assist with the integration of ProfoundBio into Genmab’s operations post-acquisition. Additionally, prior to the Acquisition Date, Genmab recorded DKK 113 million in Acquisition and integration related charges in Genmab’s Consolidated Statements of Comprehensive Income related to professional due diligence procedures in connection with the acquisition of ProfoundBio. The DKK 113 million of Acquisition and integration related charges incurred prior to the Acquisition Date and the DKK 187 million of Acquisition and integration charges incurred from the Acquisition Date through December 31, 2024 total DKK 300 million through the fourth quarter of 2024.

The following table provides Genmab’s consolidated revenue and net profit for 2024 as if the acquisition of ProfoundBio had occurred on January 1, 2024 (in DKK millions):

(DKK million)	Twelve Month Period Ended December 31, 2024
Revenue	21,526
Net Profit	7,622